Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income taxes
NOTE 7 — INCOME TAXES
The (benefit) provision for income taxes consisted of the following:

	Year Ended September 30,
	2014	2013	2012
Current:
Federal	$0.9	$33.0	$30.8
State	—	3.2	2.3
Foreign	2.9	—	—
	3.8	36.2	33.1
Deferred:
Federal	(80.1)	(26.8)	(3.2)
State	(7.3)	(1.8)	(0.5)
Foreign	(0.1)	(0.5)	1.1
	(87.5)	(29.1)	(2.6)
Income tax (benefit) provision	$(83.7)	$7.1	$30.5

A reconciliation of income tax (benefit) provision with amounts computed at the statutory federal rate follows:

	Year Ended September 30,
	2014	2013	2012
Computed tax at federal statutory rate (35%)	$(149.4)	$7.8	$28.1
Non-deductible goodwill impairment loss	70.9	—	—
Non-deductible compensation	0.8	0.7	—
Non-deductible transaction costs	2.8	0.2	1.8
Domestic production activities deduction	—	(2.9)	(0.9)
State income taxes, net of effect on federal tax	(6.6)	1.0	2.0
Non-taxable interest income	(2.9)	—	—
Valuation allowance	2.3	—	—
Other, net (none in excess of 5% of computed tax)	(1.6)	0.3	(0.5)
Income tax (benefit) provision	$(83.7)	$7.1	$30.5

The effective tax rate for fiscal 2014 was 19.6% compared to 31.8% for fiscal 2013 and 37.9% for fiscal 2012.
The effective tax rate for fiscal 2014 was affected by approximately $70.9 of incremental tax expense related to the non-deductible goodwill impairment loss, by approximately $0.8 of incremental tax expense resulting from non-deductible compensation in accordance with the provisions of Internal Revenue Code (“IRC”) section 162(m), by approximately $2.8 of incremental tax expense resulting from non-deductible outside service expenses incurred in relation to merger and acquisition transactions, by approximately $2.3 of incremental tax expense resulting from recording a valuation allowance against the net deferred tax assets of a Canadian subsidiary, and by approximately $(2.9) of incremental tax benefit resulting from the receipt of non-taxable interest income.
The effective tax rate for fiscal 2013 was affected by approximately $0.7 of incremental tax expense resulting from non-deductible compensation in accordance with the provisions of IRC section 162(m), and by approximately $0.2 of incremental tax expense resulting from non-deductible outside service expenses incurred in relation to merger and acquisition transactions.
The effective tax rate for fiscal 2012 was affected by approximately $1.8 of incremental tax expense resulting from non-deductible outside service expenses, which were incurred prior to February 3, 2012, to effect the Spin-Off. In addition, Post recorded approximately $2.7 of additional tax expense related to an uncertain tax position taken on our 2012 short-period tax return.
For fiscal 2012 and 2013, the effective tax rate was reduced by the effects of the Domestic Production Activities Deduction (DPAD), and for all three fiscal years the effective tax rate was also impacted by minor effects of shifts between the relative amounts of domestic and foreign income and state tax apportionment.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets (liabilities) were as follows:

	September 30, 2014			September 30, 2013
	Assets	Liabilities	Net	Assets	Liabilities	Net
Current:
Accrued vacation, incentive and severance	$6.5	$—	$6.5	$5.2	$—	$5.2
Net operating loss carryforwards, credits	7.3	—	7.3	—	—	—
Stock-based and deferred compensation	2.7	—	2.7	—	—	—
Other accrued liabilities	7.1	—	7.1	1.6	—	1.6
Other items	7.0	(3.3)	3.7	5.4	(0.3)	5.1
Total gross deferred income taxes, current	30.6	(3.3)	27.3	12.2	(0.3)	11.9
Valuation allowance	(0.3)	—	(0.3)	—	—	—
Total current deferred income taxes	30.3	(3.3)	27.0	12.2	(0.3)	11.9

Noncurrent:
Property	—	(142.5)	(142.5)	—	(74.0)	(74.0)
Intangible assets	—	(863.1)	(863.1)	—	(297.7)	(297.7)
Pension and other postretirement benefits	42.9	—	42.9	37.0	—	37.0
Stock-based and deferred compensation	14.7	—	14.7	10.3	—	10.3
Derivative mark-to-market adjustments	15.4	—	15.4	—	—	—
Net operating loss carryforwards	23.4	—	23.4	21.6	—	21.6
Other items	1.5	—	1.5	0.9	—	0.9
Total gross deferred income taxes, noncurrent	97.9	(1,005.6)	(907.7)	69.8	(371.7)	(301.9)
Valuation allowance	(7.4)	—	(7.4)	—	—	—
Total non-current deferred income taxes	90.5	(1,005.6)	(915.1)	69.8	(371.7)	(301.9)
Total deferred taxes	$120.8	$(1,008.9)	$(888.1)	$82.0	$(372.0)	$(290.0)

As of September 30, 2014, Post had federal net operating loss (“NOL”) carryforwards totaling approximately $100.9 which have expiration dates beginning in fiscal 2021 and extending through fiscal 2034. As of September 30, 2014, Post had a carryforward of approximately $3.1 related to interest expense for which the deduction was disallowed in a prior period under section 163(j) of the IRC, and this carryforward does not expire. As of September 30, 2014, Post had state NOL carryforwards totaling approximately $114.6 which have expiration dates beginning in fiscal 2015 and extending through fiscal 2034. As of September 30, 2014, Post had NOL carryforwards in foreign jurisdictions of approximately $16.2 which have expiration dates beginning in fiscal 2026 and extending through fiscal 2034.
All of these NOLs and carryforwards were acquired through acquisitions made during fiscal 2013 and 2014. As a result of these ownership changes, the deductibility of the NOLs is subject to limitation under section 382 of the IRC and similar limitations under state tax law. Giving consideration to the section 382 and state limitations, the Company believes it will generate sufficient taxable income to fully utilize the federal and state NOLs before they expire.
The tax benefit of NOLs in foreign jurisdictions has been offset by a valuation allowance based on management’s judgment that it is more likely than not that the benefits of those deferred tax assets will not be realized in the future.
No provision has been made for income taxes on undistributed earnings of consolidated non-U.S. subsidiaries of $1.0 at September 30, 2014 since it is our intention to indefinitely reinvest undistributed earnings of our foreign subsidiaries. It is not practicable to estimate the additional income taxes and applicable foreign withholding taxes that would be payable on the remittance of such undistributed earnings.
For fiscal 2014, 2013 and 2012, foreign income (loss) before income taxes was $0.6, $(2.0) and $4.5, respectively.
Unrecognized Tax Benefits
The Company recognizes the tax benefit from uncertain tax positions only if it is “more likely than not” the tax position will be sustained on examination by the taxing authorities. The tax benefits recognized from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent the Company’s assessment of such tax positions changes, the change in estimate will be recorded in the period in which the determination is made.
Unrecognized tax benefits activity for the years ended September 30, 2014 and 2013 is presented in the following table:

Unrecognized tax benefits, September 30, 2012	$2.7
Additions based on current tax positions	0.9
Reductions for prior year tax positions	—
Settlements with tax authorities/statute expirations	—
Unrecognized tax benefits, September 30, 2013	$3.6
Additions based on current tax positions and acquisitions	4.3
Reductions for prior year tax positions	—
Settlements with tax authorities/statue expirations	(0.5)
Unrecognized tax benefits, September 30, 2014	$7.4
The amount of the net unrecognized tax benefits that, if recognized, would directly affect the effective tax rate is $6.9 at September 30, 2014. During fiscal year 2014, the Company recorded a benefit of approximately $0.5 reflecting the effect of the closing of statutes of limitations and settlements with taxing authorities. The Company expects approximately $0.5 of the unrecognized tax benefits to decrease within twelve months of the reporting date. The Company had no unrecognized tax benefits for any periods prior to fiscal 2012.
The Company classifies tax-related interest and penalties as components of income tax expense. The accrued interest and penalties are not included in the table above. The Company accrued approximately $0.9 and $0.1 of interest and penalties at September 30, 2014 and September 30, 2013, respectively. Interest was computed on the difference between the tax position recognized for financial reporting purposes and the amount previously taken on the Company’s tax returns.
Based on the provisions of the Tax Allocation Agreement between Post and Ralcorp, Ralcorp retained responsibility for income tax liabilities and income tax returns related to all periods prior to the Spin-Off date of February 3, 2012. There are no open income tax audits in any of Post’s filing jurisdictions for periods subsequent to the Spin-Off date. U.S. federal, U.S. state and Canada income tax returns for the tax years ended September 30, 2013 and September 30, 2012 are subject to examination by the tax authorities in each respective jurisdiction.
For the acquisitions made in 2013 and 2014, the seller generally retained responsibility for all income tax liabilities through the date of acquisition. With respect to the Michael Foods acquisition, Post assumed all income tax liabilities for those jurisdictions which remain subject to examination for tax years 2008 through 2013.